Other income (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income
Management fees	$ 0	$ 87,972	$ 87,972
Government grant	80,310	293,519	100,402
Rental income	0	0	30,148
Sale of assets	0	0	152,286
Miscellaneous revenue	181,106	0	0
Exchange loss	(48,492)	0	0
Unrealized gain	25,117	0	0
Others	27,167	59,850	19,205
Other income	$ 265,208	$ 441,341	$ 390,013